WPG Partners Select Small Cap Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 2.6%
IAC, Inc. (a)	137,953	$ 6,192,710

Consumer Discretionary - 3.0%
Holley, Inc. (a)	940,487	2,567,530
National Vision Holdings, Inc. (a)	269,846	4,519,920
		7,087,450

Consumer Staples - 1.6%
Yesway, Inc. - Class A (a)	164,009	3,690,202

Energy - 8.9%
BKV Corp. (a)	306,255	8,128,007
Liberty Energy, Inc.	170,026	4,974,961
National Energy Services Reunited Corp. (a)	149,848	3,648,799
Scorpio Tankers, Inc.	53,933	4,018,548
		20,770,315

Financials - 11.2%
American Integrity Insurance Group, Inc.	192,600	3,150,936
BGC Group, Inc. - Class A	505,847	5,286,101
Dime Community Bancshares, Inc.	70,011	2,619,812
First BanCorp	190,010	4,556,440
Northpointe Bancshares, Inc.	164,518	2,809,967
Peapack-Gladstone Financial Corp.	60,934	2,635,396
Perella Weinberg Partners	297,457	5,104,362
		26,163,014

Health Care - 17.4%
AMN Healthcare Services, Inc. (a)	108,399	3,140,319
CareDx, Inc. (a)	258,752	5,904,721
Cytek Biosciences, Inc. (a)	945,719	3,962,563
ICON PLC (a)	72,627	9,882,356
Innoviva, Inc. (a)	262,005	5,612,147
Mesa Laboratories, Inc.	34,829	3,553,254
Option Care Health, Inc. (a)	116,518	2,431,731
PTC Therapeutics, Inc. (a)	86,438	6,383,446
		40,870,537

Industrials - 16.5%
BrightView Holdings, Inc. (a)	180,115	2,226,221
Custom Truck One Source, Inc. (a)	218,965	2,097,685
Marten Transport Ltd.	234,501	4,042,797
Regal Rexnord Corp.	37,516	7,569,228
RXO, Inc. (a)	267,997	6,855,363
Star Bulk Carriers Corp.	206,104	5,616,334
TrueBlue, Inc. (a)	327,972	2,036,706
Tutor Perini Corp.	64,573	4,616,324
V2X, Inc. (a)	43,065	3,579,994
		38,640,652

Information Technology - 19.7%

8x8, Inc. (a)	531,744		1,100,710
Littelfuse, Inc.	14,078		6,572,596
NCR Voyix Corp. (a)	277,988		1,998,734
Onto Innovation, Inc. (a)	19,326		4,990,746
Pegasystems, Inc.	99,216		3,544,987
Silicon Motion Technology Corp. - ADR	26,424		7,316,013
Teradata Corp. (a)	280,216		9,541,355
Ultra Clean Holdings, Inc. (a)	129,112		11,048,114
			46,113,255

Materials - 12.7%
Celanese Corp.	106,123		5,638,315
Century Aluminum Co. (a)	63,108		4,163,235
Huntsman Corp.	384,716		5,905,391
Ingevity Corp. (a)	48,607		3,296,527
Kronos Worldwide, Inc.	415,763		2,989,336
Louisiana-Pacific Corp.	28,096		2,145,972
thyssenkrupp AG	422,465		5,766,361
			29,905,137

Real Estate - 1.4%
Broadstone Net Lease, Inc.	162,842		3,294,294
TOTAL COMMON STOCKS (Cost $173,796,940)			222,727,566

TOTAL INVESTMENTS - 95.0% (Cost $173,796,940)			222,727,566
Other Assets in Excess of Liabilities - 5.0%		0.04953	11,606,389
TOTAL NET ASSETS - 100.0%			$ 234,333,955

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC – Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

WPG Partners Select Small Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 216,961,205	$ 5,766,361	$ –	$ 222,727,566
Total Investments	$ 216,961,205	$ 5,766,361	$ –	$ 222,727,566

Refer to the Schedule of Investments for further disaggregation of investment categories.